Fees Summary	May 20, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,199,427,500
Previously Paid Amount	0
Total Fee Amount	183,632.35
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $ 1,200,000,000
Net Fee	$ 183,632.35
Narrative - Max Aggregate Offering Amount | shares	1,200,000,000
Final Prospectus	true